OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Components of other non-current assets:
Mark-to-market derivative valuation	$ 95,500	$ 112,317
Other long-term assets, including deferred tax asset (see note 11)	40,729	37,891
Other non-current assets	139,104	157,504
Golar Gimi
Components of other non-current assets:
Other long-term assets, including deferred tax asset (see note 11)	31,000	31,000
Energy Related Derivative
Components of other non-current assets:
Mark-to-market derivative valuation	84,730	94,700
Interest rate swap
Components of other non-current assets:
Mark-to-market derivative valuation	6,298	10,166
Other
Components of other non-current assets:
Mark-to-market derivative valuation	0	7,400
OLT Offshore LNG Toscana S.p.A (OLT–O)
Components of other non-current assets:
Investment in OLT Offshore LNG Toscana	$ 7,347	$ 7,347
Noncontrolling interest, ownership percentage by noncontrolling owners	2.70%